Intangible Assets, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, net
Purchased software	$ 541,159	$ 548,921
Less: Accumulated amortization	(525,534)	(459,389)
Intangible Assets, net	15,625	89,532
Amortization of intangible assets	73,151	$ 145,815	$ 153,085
Estimated amortization expenses of the existing intangible assets for each of the five years
Estimated amortization of intangible assets, year one	15,625
Estimated amortization of intangible assets, year two	0
Estimated amortization of intangible assets, year three	0
Estimated amortization of intangible assets, year four	0
Estimated amortization of intangible assets, year five	$ 0